Leases, Summary (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Maturity Analysis Contractual Undiscounted Cash Flows [Abstract]
Total undiscounted lease liabilities	£ 43,344,000	£ 45,767,000
Lease Liabilities Included in Consolidated Statements of Financial Position [Abstract]
Current	1,255,000	2,043,000
Non-current	25,355,000	25,190,000
Total lease liabilities	26,610,000	27,233,000
Amounts Recognized in Consolidated Statements of Loss [Abstract]
Interest on lease liabilities	1,732,000	2,401,000	£ 2,947,000
Expenses relating to short-term leases	0	296,000
Expenses relating to leases of low-value assets	0	19,000
Interest on investment in sub-lease	26,000	(38,000)
Amounts recognized in Consolidated Statement of Cash Flows [Abstract]
Total cash outflow for leases	3,159,000	4,426,000
Lease income [Abstract]
Operating lease income	108,000	460,000	£ 185,000
Operating lease income	108,000
Finance lease income on the net investment in the lease	26,000	38,000
Two Terminated Leasehold Properties [Member]
Lease Liabilities Included in Consolidated Statements of Financial Position [Abstract]
Total lease liabilities		10,414,000
Four Remeasured Leasehold Properties [Member]
Lease Liabilities Included in Consolidated Statements of Financial Position [Abstract]
Total lease liabilities		1,075,000
New Leasehold Property [Member]
Lease Liabilities Included in Consolidated Statements of Financial Position [Abstract]
Total lease liabilities		405,000
Less than One Year [Member]
Maturity Analysis Contractual Undiscounted Cash Flows [Abstract]
Total undiscounted lease liabilities	2,929,000	3,560,000
One to Five Years [Member]
Maturity Analysis Contractual Undiscounted Cash Flows [Abstract]
Total undiscounted lease liabilities	10,289,000	9,607,000
More than Five Years [Member]
Maturity Analysis Contractual Undiscounted Cash Flows [Abstract]
Total undiscounted lease liabilities	£ 30,126,000	£ 32,600,000